Trade Accounts Payable, Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Employees and related institutions	$ 569	$ 980
Government authorities	335	684
Accrued expenses	464	894
Liability to sellers of intangible assets		430
Other	178	175
Accrued expenses and other current liabilities	$ 1,546	$ 3,163